Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Period End Date	Dec. 31, 2022
Document Type	6-K
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity Registrant Name	AMTD IDEA Group
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001769731
Entity File Number	001-39006
Entity Address, Address Line One	23/F Nexxus Building
Entity Address, Address Line Two	41 Connaught Road
Entity Address, City or Town	Central
Entity Address, Country	HK